Shareholder Report	5 Months Ended			8 Months Ended	12 Months Ended
	Dec. 03, 2021	Nov. 29, 2017	Nov. 20, 2017	Feb. 25, 2025	Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type					N-CSR
Amendment Flag					false
Registrant Name					FORUM FUNDS
Entity Central Index Key					0000315774
Entity Investment Company Type					N-1A
Document Period End Date					Jun. 30, 2026
C000012489
Shareholder Report [Line Items]
Fund Name					DF Dent Premier Growth Fund
Trading Symbol					DFDPX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$99	0.99%

Expenses Paid, Amount					$ 99
Expense Ratio, Percent					0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed its index, the S&P 500. The underperformance was influenced by stock selection in the Financials, Health Care, and Industrials sectors. Our initial underweight to Semiconductors and an overweight in Software were also a significant drag. A positive contribution came from stock selection in the Communication Services sector.

Overall, the Quality Factor drastically underperformed the Low Quality and Momentum Factors for almost the entire period. Benchmark returns continued to be dominated by extraordinary gains in a narrow group of technology and AI infrastructure companies.

Top Contributors

  Alphabet, Inc., Class C

  ASML Holding NV

  Monolithic Power Systems, Inc.

  Datadog, Inc., Class A

  Perimeter Solutions, Inc.

Top Detractors

  Veeva Systems, Inc., Class A

  ServiceNow, Inc.

  Guidewire Software, Inc.

  Microsoft Corp.

  CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/16	$10,000	$10,000
9/30/16	$10,553	$10,385
12/31/16	$10,331	$10,782
3/31/17	$11,122	$11,436
6/30/17	$12,062	$11,790
9/30/17	$12,828	$12,318
12/31/17	$13,620	$13,136
3/31/18	$14,409	$13,037
6/30/18	$15,075	$13,484
9/30/18	$16,309	$14,524
12/31/18	$13,873	$12,560
3/31/19	$16,627	$14,275
6/30/19	$18,261	$14,889
9/30/19	$18,486	$15,142
12/31/19	$19,825	$16,515
3/31/20	$16,804	$13,279
6/30/20	$21,333	$16,006
9/30/20	$22,736	$17,436
12/31/20	$25,441	$19,554
3/31/21	$25,345	$20,761
6/30/21	$27,938	$22,536
9/30/21	$28,117	$22,667
12/31/21	$29,797	$25,167
3/31/22	$26,584	$24,009
6/30/22	$21,499	$20,144
9/30/22	$20,159	$19,160
12/31/22	$21,439	$20,609
3/31/23	$23,082	$22,154
6/30/23	$24,785	$24,091
9/30/23	$23,468	$23,302
12/31/23	$26,673	$26,026
3/31/24	$29,174	$28,774
6/30/24	$28,718	$30,006
9/30/24	$31,074	$31,773
12/31/24	$30,584	$32,538
3/31/25	$29,612	$31,148
6/30/25	$32,181	$34,556
9/30/25	$33,070	$37,364
12/31/25	$32,679	$38,356
3/31/26	$28,753	$36,694
6/30/26	$31,963	$42,271

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	-0.68%	2.73%	12.32%
S&P 500® Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 202,440,535
Holdings Count | Holding					37
Advisory Fees Paid, Amount					$ 1,788,409
InvestmentCompanyPortfolioTurnover					33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$202,440,535
# of Portfolio Holdings	37
Portfolio Turnover Rate	33%
Investment Advisory Fees (Net of fees waived)	$1,788,409

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	33.8%
Financials	14.3%
Industrials	13.1%
Communication Services	11.3%
Health Care	8.9%
Materials	8.0%
Consumer Discretionary	7.4%
Real Estate	3.2%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Amazon.com, Inc.	7.35%
Alphabet, Inc., Class C	7.20%
Visa, Inc., Class A	5.08%
Mastercard, Inc., Class A	4.58%
HEICO Corp., Class A	4.46%
Motorola Solutions, Inc.	4.12%
ASML Holding NV	3.97%
Microsoft Corp.	3.87%
Datadog, Inc., Class A	3.76%
Monolithic Power Systems, Inc.	3.72%

* excluding cash equivalents

C000102025
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Investor
Trading Symbol					DFDMX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.95%

Expenses Paid, Amount					$ 91
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Shares	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,423	$10,656	$10,459
12/31/16	$10,139	$11,309	$10,507
3/31/17	$10,823	$11,734	$11,231
6/30/17	$11,774	$11,984	$11,705
9/30/17	$12,451	$12,552	$12,323
12/31/17	$13,304	$13,210	$13,162
3/31/18	$14,003	$13,178	$13,448
6/30/18	$14,506	$13,931	$13,873
9/30/18	$15,584	$14,585	$14,923
12/31/18	$13,280	$11,889	$12,537
3/31/19	$15,819	$13,769	$14,996
6/30/19	$17,447	$14,177	$15,806
9/30/19	$17,602	$13,995	$15,700
12/31/19	$18,610	$15,190	$16,983
3/31/20	$15,850	$10,675	$13,580
6/30/20	$20,088	$13,511	$17,689
9/30/20	$21,029	$14,306	$19,347
12/31/20	$24,271	$18,227	$23,027
3/31/21	$23,943	$20,219	$22,897
6/30/21	$25,980	$21,319	$25,432
9/30/21	$26,165	$20,747	$25,239
12/31/21	$27,257	$21,541	$25,958
3/31/22	$23,572	$20,288	$22,692
6/30/22	$18,973	$16,843	$17,911
9/30/22	$17,707	$16,368	$17,794
12/31/22	$18,938	$17,584	$19,022
3/31/23	$20,569	$18,180	$20,759
6/30/23	$21,807	$19,130	$22,054
9/30/23	$20,541	$18,215	$20,902
12/31/23	$23,277	$20,647	$23,942
3/31/24	$25,049	$22,076	$26,216
6/30/24	$23,446	$21,132	$25,373
9/30/24	$25,928	$22,981	$27,033
12/31/24	$25,872	$23,124	$29,234
3/31/25	$25,379	$21,390	$27,152
6/30/25	$26,624	$23,226	$32,095
9/30/25	$27,334	$25,316	$32,987
12/31/25	$25,998	$25,878	$31,765
3/31/26	$22,552	$26,404	$29,748
6/30/26	$24,114	$31,755	$34,075

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Investor Shares	-9.43%	-1.48%	9.20%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 221,406,592
Holdings Count | Holding					38
Advisory Fees Paid, Amount					$ 2,171,331
InvestmentCompanyPortfolioTurnover					47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

C000195205
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Institutional
Trading Symbol					DFMGX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.85%

Expenses Paid, Amount					$ 81
Expense Ratio, Percent					0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional SharesFootnote Reference1	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$500,000	$500,000	$500,000
9/30/16	$521,145	$532,814	$522,960
12/31/16	$506,952	$565,444	$525,345
3/31/17	$541,140	$586,683	$561,563
6/30/17	$588,677	$599,206	$585,234
9/30/17	$622,539	$627,618	$616,151
12/31/17	$665,220	$660,498	$658,087
3/31/18	$700,163	$658,919	$672,398
6/30/18	$725,635	$696,535	$693,628
9/30/18	$779,845	$729,247	$746,168
12/31/18	$664,628	$594,435	$626,825
3/31/19	$791,948	$688,460	$749,814
6/30/19	$874,013	$708,845	$790,318
9/30/19	$881,781	$699,755	$784,995
12/31/19	$932,812	$759,487	$849,158
3/31/20	$794,832	$533,753	$678,987
6/30/20	$1,007,423	$675,544	$884,455
9/30/20	$1,055,120	$715,283	$967,360
12/31/20	$1,217,936	$911,334	$1,151,343
3/31/21	$1,201,533	$1,010,932	$1,144,835
6/30/21	$1,303,711	$1,065,948	$1,271,593
9/30/21	$1,313,280	$1,037,362	$1,261,930
12/31/21	$1,367,896	$1,077,032	$1,297,889
3/31/22	$1,182,979	$1,014,382	$1,134,610
6/30/22	$952,360	$842,129	$895,528
9/30/22	$888,728	$818,401	$889,680
12/31/22	$950,602	$879,190	$951,081
3/31/23	$1,032,514	$908,997	$1,037,971
6/30/23	$1,094,739	$956,491	$1,102,681
9/30/23	$1,031,108	$910,751	$1,045,077
12/31/23	$1,168,917	$1,032,373	$1,197,095
3/31/24	$1,257,860	$1,103,808	$1,310,778
6/30/24	$1,177,706	$1,056,625	$1,268,658
9/30/24	$1,302,156	$1,149,065	$1,351,645
12/31/24	$1,299,343	$1,156,207	$1,461,690
3/31/25	$1,275,086	$1,069,476	$1,357,616
6/30/25	$1,338,014	$1,161,297	$1,604,726
9/30/25	$1,374,224	$1,265,813	$1,649,327
12/31/25	$1,307,077	$1,293,881	$1,588,229
3/31/26	$1,134,464	$1,320,219	$1,487,391
6/30/26	$1,213,213	$1,587,750	$1,703,769

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	-9.33%	-1.43%	9.27%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%

Performance Inception Date		Nov. 29, 2017
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 221,406,592
Holdings Count | Holding					38
Advisory Fees Paid, Amount					$ 2,171,331
InvestmentCompanyPortfolioTurnover					47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

C000231957
Shareholder Report [Line Items]
Fund Name					DF Dent Midcap Growth Fund
Class Name					Institutional Plus
Trading Symbol					DFMLX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$75	0.79%

Expenses Paid, Amount					$ 75
Expense Ratio, Percent					0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Plus SharesFootnote Reference1	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$100,000,000	$100,000,000	$100,000,000
9/30/16	$104,229,018	$106,562,763	$104,591,972
12/31/16	$101,390,425	$113,088,819	$105,069,054
3/31/17	$108,227,929	$117,336,623	$112,312,616
6/30/17	$117,735,316	$119,841,136	$117,046,737
9/30/17	$124,507,702	$125,523,529	$123,230,221
12/31/17	$133,043,970	$132,099,531	$131,617,480
3/31/18	$140,032,534	$131,783,789	$134,479,530
6/30/18	$145,061,687	$139,307,016	$138,725,629
9/30/18	$155,838,445	$145,849,440	$149,233,510
12/31/18	$132,794,932	$118,887,050	$125,365,012
3/31/19	$158,192,132	$137,692,081	$149,962,883
6/30/19	$174,470,656	$141,768,985	$158,063,614
9/30/19	$176,024,208	$139,951,077	$156,999,029
12/31/19	$186,095,076	$151,897,340	$169,831,604
3/31/20	$158,497,674	$106,750,692	$135,797,405
6/30/20	$200,881,832	$135,108,798	$176,890,931
9/30/20	$210,285,391	$143,056,565	$193,471,967
12/31/20	$242,714,177	$182,266,819	$230,268,690
3/31/21	$239,433,332	$202,186,364	$228,967,097
6/30/21	$259,801,911	$213,189,674	$254,318,590
9/30/21	$261,647,387	$207,472,500	$252,385,921
12/31/21	$272,527,844	$215,406,427	$259,577,780
3/31/22	$235,686,506	$202,876,339	$226,922,055
6/30/22	$189,809,935	$168,425,864	$179,105,576
9/30/22	$177,202,633	$163,680,286	$177,936,052
12/31/22	$189,529,773	$175,837,947	$190,216,150
3/31/23	$205,919,265	$181,799,374	$207,594,104
6/30/23	$218,316,446	$191,298,291	$220,536,125
9/30/23	$205,639,103	$182,150,259	$209,015,362
12/31/23	$233,165,046	$206,474,666	$239,419,047
3/31/24	$250,955,350	$220,761,644	$262,155,602
6/30/24	$234,986,101	$211,324,949	$253,731,645
9/30/24	$260,060,623	$229,813,034	$270,329,033
12/31/24	$259,570,339	$231,241,365	$292,338,073
3/31/25	$254,737,540	$213,895,174	$271,523,132
6/30/25	$267,344,842	$232,259,357	$320,945,245
9/30/25	$274,559,021	$253,162,535	$329,865,330
12/31/25	$261,251,313	$258,776,146	$317,645,761
3/31/26	$226,721,314	$264,043,808	$297,478,248
6/30/26	$242,550,482	$317,550,066	$340,753,715

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	-9.27%	-1.36%	9.26%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%

Performance Inception Date	Dec. 03, 2021	Nov. 29, 2017
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell Midcap Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 221,406,592
Holdings Count | Holding					38
Advisory Fees Paid, Amount					$ 2,171,331
InvestmentCompanyPortfolioTurnover					47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

C000115949
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Investor
Trading Symbol					DFDSX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.05%

Expenses Paid, Amount					$ 108
Expense Ratio, Percent					1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Shares	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,661	$10,905	$10,922
12/31/16	$10,783	$11,868	$11,312
3/31/17	$11,010	$12,160	$11,917
6/30/17	$11,567	$12,460	$12,440
9/30/17	$12,063	$13,166	$13,214
12/31/17	$12,463	$13,606	$13,820
3/31/18	$12,872	$13,595	$14,137
6/30/18	$13,899	$14,649	$15,160
9/30/18	$15,117	$15,173	$15,997
12/31/18	$12,274	$12,108	$12,533
3/31/19	$14,368	$13,873	$14,682
6/30/19	$15,985	$14,164	$15,086
9/30/19	$15,443	$13,824	$14,456
12/31/19	$16,734	$15,198	$16,103
3/31/20	$13,338	$10,545	$11,954
6/30/20	$17,436	$13,226	$15,610
9/30/20	$18,536	$13,878	$16,728
12/31/20	$22,538	$18,232	$21,680
3/31/21	$22,567	$20,547	$22,737
6/30/21	$24,166	$21,429	$23,628
9/30/21	$24,408	$20,495	$22,292
12/31/21	$25,824	$20,933	$22,295
3/31/22	$21,727	$19,358	$19,479
6/30/22	$18,046	$16,029	$15,729
9/30/22	$17,282	$15,679	$15,767
12/31/22	$17,997	$16,655	$16,418
3/31/23	$19,554	$17,111	$17,415
6/30/23	$20,596	$18,002	$18,644
9/30/23	$19,941	$17,079	$17,279
12/31/23	$22,005	$19,475	$19,482
3/31/24	$23,830	$20,484	$20,959
6/30/24	$22,114	$19,812	$20,347
9/30/24	$24,773	$21,650	$22,058
12/31/24	$24,406	$21,722	$22,434
3/31/25	$22,570	$19,663	$19,940
6/30/25	$23,632	$21,334	$22,326
9/30/25	$23,671	$23,979	$25,049
12/31/25	$23,612	$24,504	$25,353
3/31/26	$21,648	$24,721	$24,642
6/30/26	$25,080	$30,034	$30,976

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Investor Shares	6.13%	0.75%	9.63%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 170,063,407
Holdings Count | Holding					50
Advisory Fees Paid, Amount					$ 1,198,208
InvestmentCompanyPortfolioTurnover					49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents

C000195206
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Institutional
Trading Symbol					DFSGX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.95%

Expenses Paid, Amount					$ 98
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$500,000	$500,000	$500,000
9/30/16	$533,072	$545,229	$546,107
12/31/16	$539,164	$593,392	$565,604
3/31/17	$550,479	$608,025	$595,857
6/30/17	$578,329	$623,004	$622,008
9/30/17	$603,133	$658,319	$660,687
12/31/17	$623,151	$680,308	$690,980
3/31/18	$644,038	$679,735	$706,868
6/30/18	$694,952	$732,440	$757,993
9/30/18	$756,745	$758,635	$799,859
12/31/18	$614,120	$605,379	$626,664
3/31/19	$719,278	$693,668	$734,105
6/30/19	$800,599	$708,201	$754,278
9/30/19	$773,492	$691,198	$722,801
12/31/19	$838,533	$759,901	$805,160
3/31/20	$668,266	$527,260	$597,711
6/30/20	$873,630	$661,282	$780,516
9/30/20	$929,122	$693,896	$836,385
12/31/20	$1,130,136	$911,584	$1,084,005
3/31/21	$1,132,073	$1,027,347	$1,136,853
6/30/21	$1,212,486	$1,071,446	$1,181,389
9/30/21	$1,224,596	$1,024,727	$1,114,610
12/31/21	$1,296,378	$1,046,671	$1,114,734
3/31/22	$1,090,564	$967,901	$973,972
6/30/22	$906,076	$801,469	$786,441
9/30/22	$867,889	$783,939	$788,343
12/31/22	$904,092	$832,769	$820,918
3/31/23	$982,450	$855,569	$870,770
6/30/23	$1,035,019	$900,103	$932,182
9/30/23	$1,002,287	$853,945	$863,959
12/31/23	$1,106,434	$973,747	$974,089
3/31/24	$1,198,678	$1,024,188	$1,047,943
6/30/24	$1,112,385	$990,619	$1,017,352
9/30/24	$1,246,784	$1,082,477	$1,102,912
12/31/24	$1,228,930	$1,086,097	$1,121,705
3/31/25	$1,136,686	$983,147	$997,019
6/30/25	$1,190,247	$1,066,711	$1,116,318
9/30/25	$1,192,231	$1,198,927	$1,252,439
12/31/25	$1,189,751	$1,225,193	$1,267,669
3/31/26	$1,091,060	$1,236,059	$1,232,078
6/30/26	$1,264,638	$1,501,703	$1,548,800

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	6.25%	0.85%	9.72%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

Performance Inception Date		Nov. 29, 2017	Nov. 20, 2017
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 170,063,407
Holdings Count | Holding					50
Advisory Fees Paid, Amount					$ 1,198,208
InvestmentCompanyPortfolioTurnover					49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents

C000256263
Shareholder Report [Line Items]
Fund Name					DF Dent Small Cap Growth Fund
Class Name					Institutional Plus
Trading Symbol					DFSLX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

Additional Information Phone Number					(866) 233-3368
Additional Information Website					https://dfdent.com/literature/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$88	0.85%

Expenses Paid, Amount					$ 88
Expense Ratio, Percent					0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Performance Past Does Not Indicate Future [Text]					The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$100,000,000	$100,000,000	$100,000,000
9/30/16	$106,614,447	$109,045,897	$109,221,426
12/31/16	$107,832,898	$118,678,427	$113,120,847
3/31/17	$110,095,735	$121,604,929	$119,171,407
6/30/17	$115,665,796	$124,600,776	$124,401,693
9/30/17	$120,626,632	$131,663,791	$132,137,309
12/31/17	$124,630,113	$136,061,650	$138,195,980
3/31/18	$128,720,627	$135,947,061	$141,373,647
6/30/18	$138,990,426	$146,487,999	$151,598,661
9/30/18	$151,174,935	$151,726,903	$159,971,819
12/31/18	$122,736,854	$121,075,807	$125,332,800
3/31/19	$143,675,967	$138,733,578	$146,820,939
6/30/19	$159,847,693	$141,640,142	$150,855,631
9/30/19	$154,425,958	$138,239,632	$144,560,278
12/31/19	$167,340,089	$151,980,288	$161,031,915
3/31/20	$133,378,778	$105,451,926	$119,542,132
6/30/20	$174,360,024	$132,256,332	$156,103,137
9/30/20	$185,364,248	$138,779,111	$167,276,957
12/31/20	$225,378,852	$182,316,886	$216,801,057
3/31/21	$225,669,539	$205,469,361	$227,370,610
6/30/21	$241,657,290	$214,289,214	$236,277,778
9/30/21	$244,079,677	$204,945,407	$222,921,914
12/31/21	$258,242,798	$209,334,260	$222,946,871
3/31/22	$217,269,200	$193,580,174	$194,794,464
6/30/22	$180,462,409	$160,293,731	$157,288,105
9/30/22	$172,823,263	$156,787,800	$157,668,521
12/31/22	$179,966,360	$166,553,795	$164,183,667
3/31/23	$195,542,280	$171,113,703	$174,154,051
6/30/23	$205,959,297	$180,020,641	$186,436,322
9/30/23	$199,411,458	$170,788,974	$172,791,739
12/31/23	$220,047,071	$194,749,479	$194,817,799
3/31/24	$238,301,652	$204,837,699	$209,588,511
6/30/24	$221,138,378	$198,123,746	$203,470,337
9/30/24	$247,726,572	$216,495,438	$220,582,345
12/31/24	$244,055,814	$217,219,498	$224,340,963
3/31/25	$225,697,966	$196,629,335	$199,403,742
6/30/25	$236,431,421	$213,342,171	$223,263,625
9/30/25	$236,923,781	$239,785,339	$250,487,818
12/31/25	$236,431,421	$245,038,563	$253,533,896
3/31/26	$216,933,953	$247,211,826	$246,415,565
6/30/26	$251,497,646	$300,340,597	$309,760,095

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	6.37%	0.80%	9.66%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

Performance Inception Date		Nov. 29, 2017		Feb. 25, 2025
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]					Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]					The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]					Updated performance can be found at https://dfdent.com/literature/.
AssetsNet					$ 170,063,407
Holdings Count | Holding					50
Advisory Fees Paid, Amount					$ 1,198,208
InvestmentCompanyPortfolioTurnover					49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents